Schedule of investments
Optimum Large Cap Value Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.83%
Communication Services — 6.60%
Alphabet Class A †	10,092	$ 21,993,092
Charter Communications Class A †	22,834	10,698,414
Comcast Class A	875,820	34,367,177
Fox Class A	280,288	9,014,062
Meta Platforms Class A †	94,893	15,301,496
Verizon Communications	300,257	15,238,043
Walt Disney †	129,677	12,241,509
		118,853,793
Consumer Discretionary — 3.71%
Darden Restaurants	82,400	9,321,088
General Motors †	243,942	7,747,598
Lowe's	133,068	23,242,988
Marriott International Class A	56,646	7,704,422
Target	132,891	18,768,196
		66,784,292
Consumer Staples — 5.52%
Archer-Daniels-Midland	37,849	2,937,082
Colgate-Palmolive	71,146	5,701,640
Diageo	300,304	12,906,098
Kimberly-Clark	60,171	8,132,111
Mondelez International Class A	157,212	9,761,293
Nestle	114,328	13,345,951
PepsiCo	137,609	22,933,916
Procter & Gamble	53,488	7,691,040
Reckitt Benckiser Group	65,432	4,914,428
Tyson Foods Class A	128,692	11,075,234
		99,398,793
Energy — 6.17%
ConocoPhillips	357,960	32,148,388
EOG Resources	185,774	20,516,880
Exxon Mobil	313,986	26,889,761
Phillips 66	77,001	6,313,312
Pioneer Natural Resources	54,908	12,248,877
Schlumberger	363,209	12,988,354
		111,105,572
Financials — 22.53%
Allstate	82,359	10,437,356
American Express	145,460	20,163,665
Aon Class A	80,239	21,638,853
Bank of America	722,189	22,481,744
Berkshire Hathaway Class B †	40,256	10,990,693
BlackRock	40,567	24,706,926
Charles Schwab	208,021	13,142,767
Chubb	102,170	20,084,579
Citigroup	215,116	9,893,185
Goldman Sachs Group	31,399	9,326,131
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Hartford Financial Services Group	194,896	$ 12,752,045
Intercontinental Exchange	101,038	9,501,613
JPMorgan Chase & Co.	487,343	54,879,695
KKR & Co.	103,825	4,806,059
Marsh & McLennan	132,478	20,567,209
Moody's	22,398	6,091,584
Morgan Stanley	201,727	15,343,356
Nasdaq	88,601	13,515,197
PNC Financial Services Group	64,817	10,226,178
Progressive	169,561	19,714,857
Prudential Financial	116,642	11,160,307
State Street	167,551	10,329,519
Travelers	123,991	20,970,598
Truist Financial	344,928	16,359,935
US Bancorp	56,288	2,590,374
Wells Fargo & Co.	360,123	14,106,018
		405,780,443
Healthcare — 19.41%
Abbott Laboratories	120,962	13,142,521
AbbVie	75,367	11,543,210
AmerisourceBergen	88,612	12,536,826
Baxter International	170,872	10,975,108
Boston Scientific †	585,757	21,831,163
Bristol-Myers Squibb	216,653	16,682,281
Cigna	87,493	23,056,155
CVS Health	191,879	17,779,508
Danaher	45,316	11,488,512
Eli Lilly & Co.	45,912	14,886,048
Horizon Therapeutics †	78,665	6,274,320
Johnson & Johnson	302,694	53,731,212
McKesson	39,818	12,989,030
Medtronic	142,123	12,755,539
Merck & Co.	297,886	27,158,267
Pfizer	457,558	23,989,766
Roche Holding	8,527	2,845,311
Thermo Fisher Scientific	72,560	39,420,397
UnitedHealth Group	32,117	16,496,255
		349,581,429
Industrials — 15.20%
Canadian National Railway	47,915	5,389,000
Caterpillar	59,780	10,686,273
CSX	358,659	10,422,631
Eaton	100,879	12,709,745
Emerson Electric	112,259	8,929,081
Equifax	58,223	10,642,000
General Dynamics	39,975	8,844,469
Honeywell International	167,816	29,168,099
Illinois Tool Works	71,049	12,948,680
NQ-OPTLV [6/22] 8/22 (2351825)    1

Schedule of investments
Optimum Large Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Johnson Controls International	219,796	$ 10,523,832
Masco	119,568	6,050,141
Northrop Grumman	82,498	39,481,068
Otis Worldwide	38,523	2,722,420
Owens Corning	90,926	6,756,711
PACCAR	56,505	4,652,622
Parker-Hannifin	53,245	13,100,932
Quanta Services	113,585	14,236,744
Raytheon Technologies	186,018	17,878,190
Southwest Airlines †	219,754	7,937,514
Stanley Black & Decker	54,930	5,759,960
Textron	167,230	10,212,736
Trane Technologies	60,246	7,824,148
Union Pacific	79,794	17,018,464
		273,895,460
Information Technology — 7.49%
Accenture Class A	70,835	19,667,338
Analog Devices	42,801	6,252,798
Broadcom	19,147	9,301,804
Cisco Systems	198,485	8,463,400
Global Payments	76,575	8,472,258
Intel	118,854	4,446,328
KLA	16,333	5,211,534
Micron Technology	146,381	8,091,942
Microsoft	46,731	12,001,923
Motorola Solutions	59,623	12,496,981
NXP Semiconductors	54,314	8,040,101
ON Semiconductor †	235,041	11,824,913
Texas Instruments	134,247	20,627,051
		134,898,371
Materials — 3.86%
Air Products and Chemicals	41,900	10,076,112
DuPont de Nemours	173,786	9,659,026
Huntsman	292,804	8,300,993
International Flavors & Fragrances	35,399	4,216,729
Martin Marietta Materials	35,734	10,693,042
PPG Industries	104,782	11,980,774
Sherwin-Williams	43,556	9,752,624
Westrock	124,284	4,951,475
		69,630,775
Real Estate — 2.19%
American Tower	32,802	8,383,863
Boston Properties	76,561	6,812,398
Equity LifeStyle Properties	90,962	6,410,092
Prologis	119,014	14,001,997
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate (continued)
Public Storage	12,432	$ 3,887,114
		39,495,464
Utilities — 6.15%
American Electric Power	72,589	6,964,189
Dominion Energy	196,618	15,692,083
Duke Energy	349,139	37,431,192
NextEra Energy	204,949	15,875,349
Southern	244,153	17,410,550
Xcel Energy	245,146	17,346,531
		110,719,894
Total Common Stocks (cost $1,361,857,712)		1,780,144,286

Short-Term Investments — 1.18%
Money Market Mutual Funds — 1.18%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	5,309,970	5,309,970
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	5,309,969	5,309,969
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	5,309,969	5,309,969
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	5,309,970	5,309,970
Total Short-Term Investments (cost $21,239,878)		21,239,878

Total Value of Securities—100.01% (cost $1,383,097,590)		1,801,384,164
Liabilities Net of Receivables and Other Assets—(0.01%)		(177,028)
Net Assets Applicable to 98,145,970 Shares Outstanding—100.00%		$1,801,207,136
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-OPTLV [6/22] 8/22 (2351825)